SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5 years
Buildings	20 years

ZTO Express and its subsidiaries (the "VIE")
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2016	2017
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	472,816	930,829
Restricted cash	302,102	192,559
Accounts receivable, net	197,559	286,286
Inventories	32,868	32,571
Advances to suppliers	420,948	60,369
Prepayments and other current assets	211,643	581,825
Amounts due from related parties	5,400	9,900

Total current assets	1,643,336	2,094,339
Investments in equity investees	236,515	272,195
Property and equipment, net	2,396,660	3,545,635
Land use rights, net	953,487	1,077,385
Goodwill	4,157,111	4,157,111
Deferred tax assets	89,954	91,586
Other non-current assets	37,953	70,609

TOTAL ASSETS	9,515,016	11,308,860

Liabilities
Current liabilities:
Short-term bank borrowing	450,000	250,000
Accounts payable	582,271	774,182
Advances from customers	229,704	256,893
Income tax payable	54,774	110,116
Amounts due to related parties	127,471	857,665
Other current liabilities	1,238,191	1,625,089

Total current liabilities	2,682,411	3,873,945
Deferred tax liabilities	98,800	96,582

TOTAL LIABILITIES	2,781,211	3,970,527

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Total revenue	6,086,455	9,788,768	12,866,016
Net income	1,331,621	4,145,150	5,982,432
Net cash generated from operating activities	2,164,829	1,451,316	1,256,049
Net cash used in investing activities	(1,409,746)	(1,680,896)	(703,679)
Net cash provided by (used in) financing activities	(65,000)	151,056	(203,900)
Net increase (decrease) in cash and cash equivalents	690,083	(78,524)	348,470
Cash and cash equivalents and restricted cash at beginning of year	163,359	853,442	774,918
Cash and cash equivalents and restricted cash at end of year	853,442	774,918	1,123,388